SIDLEY AUSTIN LLP 787 Seventh Avenue New York, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BRUSSELS CHICAGO DALLAS FRANKFURT GENEVA HONG KONG HOUSTON LONDON Founded 1866	LOS ANGELES NEW YORK PALO ALTO SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

February 15, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Large Cap Core Fund, a series of BlackRock Large Cap Series Funds, Inc.

(File Nos. 333-89389, 811-09637)

Ladies and Gentlemen:

On behalf of BlackRock Large Cap Core Fund, a series of BlackRock Large Cap Series Funds, Inc., attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectuses of BlackRock Large Cap Core Fund (the “Fund”), dated January 28, 2013, as filed pursuant to Rule 497(e) under the Securities Act of 1933, on February 1, 2013 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5583.

Very truly yours,

/s/ Ellen W. Harris
Ellen W. Harris

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Advisors, LLC

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